Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Alert Labs Inc.	Peirce-Phelps, Inc.	Dunphey & Associates Supply Co., Inc.	N&S Supply of Fishkill, Inc	Common Stock, Class B Common Stock and Preferred Stock	Common Stock, Class B Common Stock and Preferred Stock Alert Labs Inc.	Common Stock, Class B Common Stock and Preferred Stock Peirce-Phelps, Inc.	Common Stock, Class B Common Stock and Preferred Stock Dunphey & Associates Supply Co., Inc.	Common Stock, Class B Common Stock and Preferred Stock N&S Supply of Fishkill, Inc	Paid-In Capital	Paid-In Capital Alert Labs Inc.	Paid-In Capital Peirce-Phelps, Inc.	Paid-In Capital Dunphey & Associates Supply Co., Inc.	Paid-In Capital N&S Supply of Fishkill, Inc	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]	Retained Earnings	Retained Earnings Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]	Treasury Stock	Non-controlling Interest
Beginning balance at Dec. 31, 2017	$ 1,550,977					$ 21,050					$ 804,008					$ (34,221)	$ 301	$ 594,556	$ (301)	$ (87,440)	$ 253,024
Beginning balance (in shares) at Dec. 31, 2017						37,228,715
Net income	296,529																	242,932			53,597
Other comprehensive gain (loss)	(18,732)															(12,048)					(6,684)
Issuances of non-vested restricted shares of common stock						$ 71					(71)
Issuances of non-vested restricted shares of common stock (in shares)						142,865
Forfeitures of non-vested restricted shares of common stock						$ (5)					5
Forfeitures of non-vested restricted shares of common stock (in shares)						(10,000)
Common stock contribution to 401(k) plan	2,945					$ 9					2,936
Common stock contribution to 401(k) plan (in shares)						17,318
Stock issuances from exercise of stock options and employee stock purchase plan	7,852					$ 32					7,820
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)						64,423
Retirement of common stock	(5,044)					$ (14)					(5,030)
Retirement of common stock (in shares)						(28,781)
Share-based compensation	15,631										15,631
Cash dividends declared and paid on Common and Class B common stock	(209,218)																	(209,218)
Common stock issued		$ 6,846					$ 24					$ 6,822
Common stock issued (in shares)							47,103
Investment in unconsolidated entity	752																				752
Distributions to non-controlling interest	(46,825)																				(46,825)
Ending balance at Dec. 31, 2018	1,601,713					$ 21,167					832,121					(45,968)		627,969		(87,440)	253,864
Ending balance (in shares) at Dec. 31, 2018						37,461,643
Net income	295,775																	245,950			49,825
Other comprehensive gain (loss)	10,485															6,918					3,567
Issuances of non-vested restricted shares of common stock						$ 87					(87)
Issuances of non-vested restricted shares of common stock (in shares)						173,940
Forfeitures of non-vested restricted shares of common stock						$ (7)					7
Forfeitures of non-vested restricted shares of common stock (in shares)						(12,837)
Common stock contribution to 401(k) plan	4,274					$ 15					4,259
Common stock contribution to 401(k) plan (in shares)						30,715
Stock issuances from exercise of stock options and employee stock purchase plan	13,464					$ 53					13,411
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)						105,288
Retirement of common stock	(1,652)					$ (5)					(1,647)
Retirement of common stock (in shares)						(10,623)
Share-based compensation	16,537										16,537
Cash dividends declared and paid on Common and Class B common stock	(241,412)																	(241,412)
Common stock issued			$ 58,344	$ 6,891	$ 4,032			$ 186	$ 25	$ 12			$ 58,158	$ 6,866	$ 4,020
Common stock issued (in shares)								372,543	50,952	22,435
Investment in unconsolidated entity	988																				988
Decrease in non-controlling interest in Carrier Enterprise II	(32,400)										(25,768)										(6,632)
Distributions to non-controlling interest	(39,272)																				(39,272)
Investment in Peirce-Phelps, Inc.	17,000																				17,000
Ending balance at Dec. 31, 2019	1,714,767					$ 21,533					907,877					(39,050)		632,507		(87,440)	279,340
Ending balance (in shares) at Dec. 31, 2019						38,194,056
Net income	323,172																	269,579			53,593
Other comprehensive gain (loss)	6,734															4,183					2,551
Issuances of non-vested restricted shares of common stock						$ 92					(92)
Issuances of non-vested restricted shares of common stock (in shares)						184,265
Forfeitures of non-vested restricted shares of common stock						$ (2)					2
Forfeitures of non-vested restricted shares of common stock (in shares)						(3,589)
Common stock contribution to 401(k) plan	4,543					$ 13					4,530
Common stock contribution to 401(k) plan (in shares)						25,216
Stock issuances from exercise of stock options and employee stock purchase plan	21,600					$ 72					21,528
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)						144,894
Retirement of common stock	(4,642)					$ (11)					(4,631)
Retirement of common stock (in shares)						(23,148)
Share-based compensation	21,862										21,862
Cash dividends declared and paid on Common and Class B common stock	(265,713)																	(265,713)
Distributions to non-controlling interest	(42,401)																				(42,401)
Adjustment to fair value of Common stock issued for N&S Supply of Fishkill, Inc.					$ (161)										$ (161)
Ending balance at Dec. 31, 2020	$ 1,779,761					$ 21,697					$ 950,915					$ (34,867)		$ 636,373		$ (87,440)	$ 293,083
Ending balance (in shares) at Dec. 31, 2020						38,521,694